File No. 033-30394
                                               Under Rule 497(e) of Regulation C


                                     [LOGO]
                                    Columbia


                               CMC SMALL CAP FUND
                           Portfolio of CMC Fund Trust


              Supplement to the Prospectus dated December 24, 1997



Small Cap Fund. The section of the Prospectus entitled "Small Cap Fund," appearing on page 1, is amended by replacing the first sentence of the first paragraph with the following:

          "The Small Cap Fund's investment objective is to achieve capital appreciation by investing principally in common stocks or securities convertible into common stocks of companies that each have an aggregate market valuation of less than $1 billion ("small cap")."

DESCRIPTION OF THE FUNDS. The section of the Prospectus entitled "DESCRIPTION OF THE FUNDS," appearing on page 7, is amended by replacing the second sentence of the first paragraph with the following:

          "As of the date of this Prospectus, a company is considered small cap if it has an aggregate market valuation of less than $1 billion."



                                  June 24, 1998
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                                     [LOGO]
                                    Columbia


                               CMC HIGH YIELD FUND
                           Portfolio of CMC Fund Trust


              Supplement to the Prospectus dated December 24, 1997



DISTRIBUTIONS. The section of the Prospectus entitled "DISTRIBUTIONS," appearing on page 9, is amended by replacing the second sentence of the second paragraph with the following:

          "The Fund generally distributes substantially all of its net realized capital gains to shareholders once a year, usually in October."



                                  June 24, 1998

                                     [LOGO]
                                    Columbia


                            CMC SHORT TERM BOND FUND
                           Portfolio of CMC Fund Trust


              Supplement to the Prospectus dated December 24, 1997



DISTRIBUTIONS. The section of the Prospectus entitled "DISTRIBUTIONS," appearing on page 7, is amended by replacing the second sentence of the second paragraph with the following:

          "The Fund generally distributes substantially all of its net realized capital gains to shareholders once a year, usually in October."



                                  June 24, 1998